Interest and Finance Costs, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and Finance Costs [Abstract]
Interest expense	$ 4,494	$ 4,642	$ 2,944
Amortization of financing costs	278	263	65
Commitment fees and other costs	152	308	275
Interest and finance costs	$ 4,924	$ 5,213	$ 3,284